Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Current income tax expenses		$ 781,238
Deferred income tax expenses
Total income expenses		$ 781,238